Operating Segment Information - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue recognized at a point in time				€ 5
Revenue recognized over time				0
Revenue		0	0	5
Cost of Sales
Gross Profit		0	0	5
Research & Development expenses		(18,928)	(20,773)	(21,522)
General & Administrative expenses		(10,546)	(9,908)	(9,315)
Change in fair value of contingent consideration		14,679	847	9,228
Impairment of Oncology intangible assets		(35,084)	0	0
Net Other income/(expenses)		9,022	3,443	4,617
Operating Loss	[1]	(40,857)	(26,391)	(16,987)
Net financial income/(expenses)		(13)	(111)	(217)
Loss before taxes		(40,870)	(26,502)	(17,204)
Income Taxes		(65)	(10)	0
Profit (Loss) for the year	[2]	(40,935)	(26,512)	(17,204)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue recognized at a point in time				5
Revenue				5
Cost of Sales
Gross Profit				5
Research & Development expenses		(587)	(142)	(124)
Net Other income/(expenses)		(63)	(108)	(2)
Operating Loss		(650)	(250)	(121)
Net financial income/(expenses)		(19)	107	(33)
Loss before taxes		(669)	(143)	(154)
Profit (Loss) for the year		(669)	(143)	(154)
Immuno-oncology [member]
Disclosure of operating segments [line items]
Revenue recognized over time				0
Revenue		0	0	0
Cost of Sales
Research & Development expenses		(18,341)	(20,631)	(21,398)
Change in fair value of contingent consideration		14,679	847	9,228
Impairment of Oncology intangible assets		(35,084)
Net Other income/(expenses)		9,148	3,507	4,582
Operating Loss		(29,598)	(16,277)	(7,589)
Net financial income/(expenses)		(132)	(165)	(182)
Loss before taxes		(29,730)	(16,442)	(7,771)
Income Taxes		(65)
Profit (Loss) for the year		(29,795)	(16,442)	(7,771)
Corporate [member]
Disclosure of operating segments [line items]
Cost of Sales
General & Administrative expenses		(10,546)	(9,908)	(9,315)
Net Other income/(expenses)		(63)	44	38
Operating Loss		(10,609)	(9,864)	(9,277)
Net financial income/(expenses)		138	(53)	(3)
Loss before taxes		(10,471)	(9,917)	(9,280)
Income Taxes		0	(10)
Profit (Loss) for the year		€ (10,471)	€ (9,927)	€ (9,280)

[1]	The operating loss arises from the Company’s loss for the period before deduction of financial income, financial expenses and income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.
[2]	For 2022, 2021 and 2020, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.